Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	ACCRUED EXPENSES AND OTHER LIABILITIES
	June 30,	December 31,
(in thousands)	2023	2022

Vacation, convalescence and bonus accruals	$461	$759
Employees and payroll related	612	539
Short term operating lease liabilities	667	653
Accrued expenses and other	1,697	2,708
	$3,437	$4,659